Derivative financial instruments - Schedule of Forward Contracts, Fuel Oil, Gas Oil and Diesel (Details) - Forward contracts - 2024 l in Thousands	Dec. 31, 2023 $ / l l
Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	9,187
Average strike price per litre (in USD per litre) | $ / l	0.40
Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	2,501
Average strike price per litre (in USD per litre) | $ / l	0.54